Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002889 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002889 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002889 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002889 | Belden Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002889 | American International Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002889 | The Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002889 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002889 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000002889 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002889 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002889 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002889 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002889 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002889 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002889 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002889 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000002891 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002891 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002891 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002891 | Belden Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002891 | American International Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002891 | The Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002891 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002891 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000002891 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002891 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002891 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002891 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002891 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002891 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002891 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002891 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000002887 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002887 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002887 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002887 | Belden Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002887 | American International Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002887 | The Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002887 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002887 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000002887 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002887 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002887 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002887 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002887 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002887 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002887 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002887 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002887 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002887 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000002888 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002888 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002888 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002888 | Belden Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002888 | American International Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002888 | The Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002888 | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002888 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000002888 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002888 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002888 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002888 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002888 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002888 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002888 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002888 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.00%